FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906



November 2, 2006


Filed Via EDGAR (CIK #0000038778)
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         RE:      FRANKLIN MONEY FUND
                  File Nos. 002-55029 and 811-02605

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 27, 2006.

Sincerely yours,

FRANKLIN MONEY FUND



/S/David P. Goss
Senior Associate General Counsel


DPG:cd

cc:      Bruce G. Leto, Esq.